CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Ordinary shares	Additional Paid-In Capital	Retained earnings Statutory reserve	Retained Earnings Unrestricted	Accumulated Other Comprehensive Income	Total
Balances at beginning at Dec. 31, 2016	$ 33,000	$ 4,059,614	$ 382,870	$ 2,920,754	$ (441,470)	$ 6,954,768
Balances at beginning (in shares) at Dec. 31, 2016	33,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital injection		8,772,355				8,772,355
Underwriter's partial exercise of over-allotment option, net of issuance costs
Net income				5,124,973		5,124,973
Statutory reserves			530,869	(530,869)
Foreign currency translation					958,667	958,667
Balances at ending at Dec. 31, 2017	$ 33,000	12,831,969	913,739	7,514,858	517,197	21,810,763
Balances at ending (in shares) at Dec. 31, 2017	33,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital injection
Underwriter's partial exercise of over-allotment option, net of issuance costs
Net income				7,919,408		7,919,408
Statutory reserves			264,693	(264,693)
Foreign currency translation					(1,474,126)	(1,474,126)
Balances at ending at Dec. 31, 2018	$ 33,000	12,831,969	1,178,432	15,169,573	(956,929)	28,256,045
Balances at ending (in shares) at Dec. 31, 2018	33,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital injection
Issuance of ordinary shares upon initial public offering, net of issuance costs	$ 2,000	7,415,077				7,417,077
Issuance of ordinary shares upon initial public offering, net of issuance costs (in shares)	2,000,000
Underwriter's partial exercise of over-allotment option, net of issuance costs	$ 141	524,803				524,944
Underwriter's partial exercise of over-allotment option, net of issuance costs (in shares)	141,114
Net income				9,073,954		9,073,954
Statutory reserves			111,333	(111,333)
Foreign currency translation					(521,738)	(521,738)
Balances at ending at Dec. 31, 2019	$ 35,141	$ 20,771,849	$ 1,289,765	$ 24,132,194	$ (1,478,667)	$ 44,750,282
Balances at ending (in shares) at Dec. 31, 2019	35,141,114